Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Debt

Note 7. Debt

As of June 30, 2012, our credit facility consists of a $250.0 million senior secured revolving facility that expires in December 2016. Borrowings under the facility are secured by liens on not less than 80% of our assets and the assets of our subsidiary. We may use borrowings under the facility for acquiring and developing oil and natural gas properties, for working capital purposes, for general partnership purposes and for funding distributions to our unitholders. The facility requires us and our subsidiary to maintain a leverage ratio of Consolidated Funded Indebtedness to Consolidated EBITDAX (as such terms are defined in the Credit Agreement) of not more than 4.0 to 1.0, and a ratio of consolidated current assets to consolidated current liabilities of not less than 1.0 to 1.0. As of June 30, 2012 and December 31, 2011, we were in compliance with all debt covenants.

Borrowings under the credit agreement bear interest at a floating rate based on, at our election: (i) the greater of the prime rate of the Royal Bank of Canada, the federal funds effective rate plus 0.50%, or the one month adjusted London Interbank Offered Rate (“LIBOR”) plus 1.0%, all of which are subject to a margin that varies from 0.75% to 1.75% per annum according to the borrowing base usage (which is the ratio of outstanding borrowings and letters of credit to the borrowing base then in effect), or (ii) the applicable LIBOR plus a margin that varies from 1.75% to 2.75% per annum according to the borrowing base usage. For the three months ended June 30, 2012, the average effective interest rate was approximately 2.5%. The unused portion of the borrowing base is subject to a commitment fee that varies from 0.375% to 0.50% per annum according to the borrowing base usage.

On April 23, 2012, the borrowing base under our credit facility was increased from $75.0 million to $100.0 million and Wells Fargo Bank, N.A. was added as an additional lender. No other material terms of the original credit agreement were amended. Borrowings under the facility may not exceed our current borrowing base of $100.0 million. The borrowing base is determined by our lenders based on the value of our proved oil and natural gas reserves using assumptions regarding future prices, costs and other matters that may vary. The borrowing base is subject to scheduled redeterminations on or about April 30 and October 31 of each year with an additional redetermination during the period between each scheduled borrowing base determination, either at our request or at the request of the lenders. An additional borrowing base redetermination may be made at the request of the lenders in connection with a material disposition of our properties or a material liquidation of a hedge contract.

On June 29, 2012, we borrowed an additional $14.0 million from our facility to acquire additional oil properties and working interests in our Northeastern Oklahoma and Southern Oklahoma core areas as explained in Note 2. of these financial statements.

At June 30, 2012, we had approximately $58.0 million in indebtedness outstanding under the facility.

Note 6. Debt

As of December 31, 2011, our credit facility consists of a $250.0 million senior secured revolving facility that expires on December 16, 2016. Borrowings under the facility are secured by liens on not less than 80% of our assets and the assets of our subsidiaries. We may use borrowings under the facility for acquiring and developing oil and natural gas properties, for working capital purposes, for general partnership purposes and for funding distributions to partners. The facility requires us and our subsidiaries to maintain a leverage ratio of Consolidated Funded Indebtedness to Consolidated EBITDAX (as such term is defined in the Credit Agreement) of not more than 4.0 to 1.0, and a ratio of consolidated current assets to consolidated current liabilities of not less than 1.0 to 1.0.

The credit facility includes customary affirmative and negative covenants, such as limitations on the creation of new indebtedness and on certain liens, restrictions on certain transactions and payments. If we fail to perform our obligations under these and other covenants, the revolving credit commitments may be terminated and any outstanding indebtedness under the credit agreement, together with accrued interest could be declared immediately due and payable. As of December 31, 2011, we were in compliance with all debt covenants.

Additionally, borrowings under the credit agreement will bear interest, at Mid-Con Energy Properties’ option, at either (i) the greater of the prime rate of the Royal Bank of Canada, the federal funds effective rate plus 0.50%, or the one month adjusted LIBOR plus 1.0%, all of which is subject to a margin that varies from 0.75% to 1.75% per annum according to the borrowing base usage (which is the ratio of outstanding borrowings and letters of credit to the borrowing base then in effect), or (ii) the applicable LIBOR plus a margin that varies from 1.75% to 2.75% per annum according to the borrowing base usage. The unused portion of the borrowing base is subject to a commitment fee that varies from 0.375% to 0.50% per annum according to the borrowing base usage.

We had $45.0 million outstanding under the facility at December 31, 2011.

Debt at December 31, 2010 consisted of the following (in thousands):

Revolving credit facilities	$5,260
Term loan	253

5,513
Less: Current portion	5,354

Long-term debt	$159

Prior to December 2011, we had two revolving credit facilities with a financial institution. Our oil properties located in southern Oklahoma were pledged as security under these agreements. During 2009, we entered into a variable rate term loan for approximately $350,000 with a final maturity in 2013. There were no outstanding letters of credit as of December 31, 2010. All borrowings were repaid with the proceeds from our initial public offering of common units.

All costs incurred in connection with the execution or modification of debt facilities were expensed as incurred based on the immateriality of costs.